INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Composite income tax rate	26.00%	26.00%	26.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(13.00%)	(31.00%)	15.00%
International operations subject to different tax rates	(1.00%)	1.00%	(9.00%)
Recognition of deferred tax assets	3.00%	0.00%	(39.00%)
Non-recognition of the benefit of current year’s tax losses	(2.00%)	3.00%	19.00%
Change in tax rates and imposition of new legislation	0.00%	(3.00%)	1.00%
Non-deductible expenses and other	(22.00%)	0.00%	16.00%
Effective income tax rate	(9.00%)	(4.00%)	29.00%